A&D Mortgage Trust 2025-NQM1 ABS-15G

Exhibit 99.5

Data Compare Summary
2025_ADMT-NQM1_FINAL
Run Date - 2/13/2025 11:30:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	34	1,022	3.33%	All Income was verified for each borrower
ApplicationDate	100	1,022	9.78%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	5	1,019	0.49%	All variances were verified by Citizenship documents
B1FirstName	30	1,022	2.94%	All variances were spelling differences in the tape vs on the note.
B1LastName	28	1,022	2.74%	All variances were spelling differences in the tape vs on the note.
B2FirstName	4	145	2.76%	All variances were spelling differences in the tape vs on the note.
B2LastName	4	145	2.76%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	458	886	51.69%	In all cases Mission verified closing dates from the relevant closing documents.
DSCR	50	1,022	4.89%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	87	1,022	8.51%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	29	1,022	2.84%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	2	1,022	0.20%	The interest rate was verified by Mission in the Promissory Note
LoanProgram	12	1,022	1.17%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	1,022	0.00%	The interest rate was verified by Mission in the Promissory Note
NoteDate	4	971	0.41%	In each case Mission verified the Note Date from the Prommissory Note
NumberofUnits	6	1,022	0.59%	In each case Mission verified the number of units from the appraisal documents.
Occupancy	0	1,022	0.00%
PrimaryAppraisedPropertyValue	13	1,022	1.27%	In each case Mission verified the appraisal value from the appraisal documents.
PropertyAddress	138	1,021	13.52%	All variances were spelling differences in the tape vs on the note.
PropertyCity	1	1,021	0.10%	All variances were spelling differences in the tape vs on the note.
PropertyCounty	85	1,021	8.33%	All variances were spelling differences in the tape vs on the note.
PropertyState	0	1,021	0.00%
PropertyType	55	979	5.62%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	0	1,021	0.00%
QualifyingCLTV	49	1,022	4.79%	All variances were verified using Senior lien amounts on the credit reports or available documentation resulting in difference from Origination CLTV
RefinanceType	24	394	6.09%	All variances were spelling differences in the tape vs on the note.
SalesPrice	2	752	0.27%	Mission verified sales price from the contract value.
TotalDebtIncomeRatio	1	1,022	0.10%	All variances were spelling differences in the tape vs on the note.
VerifiedDocType	131	930	14.09%	Lender has a broader defintion of full doc where Mission identified the specific doc types used for income verification.
PropertyType	34	680	5.00%	All variances were enumerations differences in the tape vs ASF.
PropertyZipCode	0	715	0.00%
QualifyingCLTV	32	706	4.53%	In all cases Mission verified CLTV amounts from the relevant closing documents.
QualifyingFICO	0	716	0.00%
QualifyingTotalHousingExpensePITIA	0	716	0.00%
RefinanceType	15	265	5.66%	All differences are enumerations are related to cash out enumerations. In each case mission verified the Refinance type from the 1008.
SalesPrice	1	570	0.18%	Mission verified sales price from the contract value.
TotalDebtIncomeRatio	2	715	0.28%	In all cases Mission verified income and all debts for debt to income ratios.
UnderwritingGuidelineLenderName	0	622	0.00%
UnderwritingGuidelineName	0	658	0.00%
UnderwritingGuidelineVersionDate	0	622	0.00%